Consolidated Statements of Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues
Licensing and collaboration revenue	¥ 1,542,668	$ 236,424	¥ 30,000	¥ 53,781
Expenses
Research and development expenses	(984,689)	(150,910)	(840,415)	(426,028)
Administrative expenses	(402,409)	(61,672)	(654,553)	(66,391)
Income (loss) from operations	155,570	23,842	(1,464,968)	(438,638)
Interest income	24,228	3,713	30,570	4,597
Interest expense	(957)	(147)	(2,991)	(11,695)
Other income (expenses), net	412,892	63,278	(20,205)	(16,780)
Equity in loss of an affiliate	(108,587)	(16,642)
Fair value change of warrants			5,644	61,405
Income (loss) before income tax expense	483,146	74,044	(1,451,950)	(401,111)
Income tax expense	(12,231)	(1,874)	0	(1,722)
Net income (loss) attributable to I-MAB	470,915	72,170	(1,451,950)	(402,833)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares			(5,283)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares			(27,768)
Net income (loss) attributable to ordinary shareholders	470,915	72,170	(1,485,001)	(402,833)
Net income (loss) attributable to I-MAB	470,915	72,170	(1,451,950)	(402,833)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	(120,920)	(18,531)	10,747	53,689
Total comprehensive income (loss) attributable to I-MAB	349,995	53,639	(1,441,203)	(349,144)
Net income (loss) attributable to ordinary shareholders	¥ 470,915	$ 72,170	¥ (1,485,001)	¥ (402,833)
Weighted-average number of ordinary shares used in calculating net income (loss) per share - basic | shares	134,158,824	134,158,824	7,381,230	6,529,092
Weighted-average number of ordinary shares used in calculating net income (loss) per share - diluted | shares	157,231,652	157,231,652	7,381,230	6,529,092
Net income (loss) per share attributable to ordinary shareholders
—Basic | (per share)	¥ 3.51	$ 0.54	¥ (201.19)	¥ (61.70)
—Diluted | (per share)	3.00	0.46	(201.19)	(61.70)
ADS [Member]
Net income (loss) per share attributable to ordinary shareholders
—Basic | (per share)	8.07	1.24	(462.74)	(141.91)
—Diluted | (per share)	¥ 6.90	$ 1.06	¥ (462.74)	¥ (141.91)